Capital Stock - Common Stock Outstanding (Detail) - shares		12 Months Ended
	Jun. 10, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Balance, beginning of year		376,504,892	395,772,908	391,640,770
Shares issued for stock-based compensation plans:
Treasury shares issued		17,525	17,454	25,214
Common shares issued		1,511,758	1,665,259	929,596
Common shares issued for conversion of preferred shares				14,399,247
Treasury shares acquired	(32,200,000)		(20,950,729)	(11,221,919)
Balance, end of year		378,034,175	376,504,892	395,772,908